LEASES - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
LEASES
Operating lease costs	$ 6,600	$ 6,000
Increased lease commitments	8,400
Impairment of right of use assets	$ 2,563